CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation	$ 2,271	$ 2,614	$ 5,562
Cost of revenues
Share-based compensation	41	5	52
Research and development
Share-based compensation	380	552	1,025
Selling and marketing
Share-based compensation	492	356	633
General and administrative
Share-based compensation	$ 1,358	$ 1,701	$ 3,852